Notes Receivable (Details)		6 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 18, 2016 USD ($)
Deferred revenue, current			$ 15,256,000	$ 15,143,000
Deferred revenue, noncurrent			4,366,000	16,468,000
Net proceeds on sale					$ 20,842,000
Loss on sale of securities			0	0	19,435,000
Interest income			4,408,000	3,277,000	541,000
Net cash proceeds from sale of vessels			76,264,000	113,818,000	0
Notes receivable, current			4,764,000	4,802,000
Notes receivable, net of current portion - Book Value			$ 11,629,000	15,897,000
Notes receivable					6,112,000
Sale of MSC Cristina
Debt Instrument Interest Rate			6.00%
Interest income			$ 710,000	961,000
Gross sale price	$ 126,000,000
Net cash proceeds from sale of vessels	107,250,000
Notes receivable, net	$ 18,750,000
Notes receivable, current			4,688,000
Notes receivable, net of current portion - Book Value			$ 4,687,000
Repayment installments			16
Repayment frequency			quarterly
Accrued interest income			$ 76,000	115,000
Hyundai Merchant Marine Co., Ltd.
Deferred revenue, current			12,101,000	12,102,000
Deferred revenue, noncurrent			4,366,000	16,468,000
Trading Securities						$ 40,277,000
Unsecured Notes						$ 5,931,000
Deferred revenue amortization			12,102,000	12,102,000	5,537,000
Notes receivable			6,942,000	6,522,000
Hyundai Merchant Marine Co., Ltd. | Interest Income and Discount Unwinding
Interest income			$ 420,000	$ 410,000	$ 180,000
Hyundai Merchant Marine Co., Ltd. | Container vessels | Restructuring Agreement
Charter Revenue		$ 38,461,000
Hyundai Merchant Marine Co., Ltd. | Senior Notes | Container vessels | Restructuring Agreement
Trading securities equity number of shares | shares			3,657
Proceeds From Debt			$ 7,692,000
Debt Instrument Interest Rate			3.00%
Maturity Date			Jul. 31, 2024
Hyundai Merchant Marine Co., Ltd. | July 18, 2016 until December 31, 2019 | Container vessels | Restructuring Agreement
Charter Revenue			$ 24,400
Effective Date of Arrangements			Jul. 18, 2016
Termination date			Dec. 31, 2019
Hyundai Merchant Marine Co., Ltd. | From January 1, 2020 and thereafter | Container vessels | Restructuring Agreement
Charter Revenue			$ 30,500
Effective Date of Arrangements			Jan. 01, 2020